Master Trust Investments - Summary of Net Assets, Including Investments, Receivables, and Liabilities, of Master Trust and Plan's Interest in Net Assets of Master Trust (Details) - EBP 020 - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,369,226	$ 1,303,068
Investments, at contract value	125,564	145,255
Net Master Trust assets	1,494,790	1,448,323
Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	252	397
Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Investments, at fair value	28,860	38,372
Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Investments, at fair value	171,539	162,677
Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Investments, at fair value	1,164,998	1,099,829
Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	3,577	1,793
Investments, at contract value	125,564	145,255
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	21,198	19,153
Investments, at contract value	2,729	3,051
Net Master Trust assets	23,927	22,204
Plan's Interest in Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	12	17
Plan's Interest in Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Investments, at fair value	1,416	1,631
Plan's Interest in Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Investments, at fair value	1,675	1,390
Plan's Interest in Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Investments, at fair value	18,017	16,077
Plan's Interest in Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	78	38
Investments, at contract value	$ 2,729	$ 3,051